Note 4 - Other Operating Expenses	6 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of other expenses [text block]
Note 4.	Other Operating Expenses

The table below specifies the nature of other operating expenses (in thousands):

	Six months ended June 30,
	2022	2023
Hosting	$4,526	$5,032
Audit, legal and other advisory services	4,491	3,237
Software license fees	964	1,467
Rent and other office expenses	1,891	1,226
Travel	572	870
Other expenses	1,490	1,589
Total other operating expenses	$13,933	$13,422